Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Statement of comprehensive income [abstract]
Net income	$ 20,369	$ 16,240
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	758	1,104
Provision for credit losses recognized in income	(5)	(1)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(121)	(140)
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	632	963
Foreign currency translation adjustments
Unrealized foreign currency translation gains (losses)	826	1,029
Net foreign currency translation gains (losses) from hedging activities	(315)	(514)
Reclassification of losses (gains) on foreign currency translation to income	(25)
Reclassification of losses (gains) on net investment hedging activities to income		1
Foreign currency translation adjustments	486	516
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	780	338
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(669)	(827)
Net change in cash flow hedges	111	(489)
Items that will not be reclassified subsequently to income:
Remeasurement gains (losses) on employee benefit plans (Note 16)	329	531
Net gains (losses) from fair value changes due to credit risk on financial liabilities designated at fair value through profit or loss	(894)	(1,041)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	109	117
Total items that will not be reclassified subsequently to income	(456)	(393)
Total other comprehensive income (loss), net of taxes	773	597
Total comprehensive income (loss)	21,142	16,837
Total comprehensive income attributable to:
Shareholders	21,134	16,827
Non-controlling interests	8	10
Total comprehensive income (loss)	$ 21,142	$ 16,837